CONSOLIDATED STATEMENTS OF CHANGES IN TOTAL STOCKHOLDERS' EQUITY - USD ($) $ in Millions	Total equity of the Company's stockholders	Common Stock Voting ordinary shares	Common Stock Non-Voting ordinary shares	Common Stock Profit shares	Common Stock Class A common stock	Common Stock Class B common stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Equity attributable to non-controlling interest in subsidiaries	Total
Ending balance at Dec. 31, 2020	$ 981						$ 1,752	$ (592)	$ (179)	$ 3	$ 984
Ending balance (in shares) at Dec. 31, 2020		36,000,000	8,413,972	800,000
Net (loss) income	(114)							(114)			(114)
Other comprehensive (loss) income, net of tax	(9)								(9)		(9)
Ending balance at Mar. 31, 2021	858						1,752	(706)	(188)	3	861
Ending balance (in shares) at Mar. 31, 2021		36,000,000	8,413,972	800,000
Beginning balance at Dec. 31, 2020	981						1,752	(592)	(179)	3	984
Beginning balance (in shares) at Dec. 31, 2020		36,000,000	8,413,972	800,000
Net (loss) income											(169)
Other comprehensive (loss) income, net of tax											(2)
Ending balance at Jun. 30, 2021	810						1,751	(760)	(181)	2	812
Ending balance (in shares) at Jun. 30, 2021		36,000,000	8,413,972	800,000
Beginning balance at Dec. 31, 2020	981						1,752	(592)	(179)	3	984
Beginning balance (in shares) at Dec. 31, 2020		36,000,000	8,413,972	800,000
Ending balance at Dec. 31, 2021	1,333						2,560	(1,065)	(162)	1	1,334
Ending balance (in shares) at Dec. 31, 2021		36,000,000	8,413,972	800,000
Beginning balance at Mar. 31, 2021	858						1,752	(706)	(188)	3	861
Beginning balance (in shares) at Mar. 31, 2021		36,000,000	8,413,972	800,000
Dividend on preferred shares (see note 17)	(2)						(2)				(2)
Equity-based compensation	1						1				1
Net (loss) income	(54)							(54)		(1)	(55)
Other comprehensive (loss) income, net of tax	7								7		7
Ending balance at Jun. 30, 2021	810						1,751	(760)	(181)	2	812
Ending balance (in shares) at Jun. 30, 2021		36,000,000	8,413,972	800,000
Beginning balance at Dec. 31, 2021	1,333						2,560	(1,065)	(162)	1	1,334
Beginning balance (in shares) at Dec. 31, 2021		36,000,000	8,413,972	800,000
Dividend on preferred shares (see note 17)	(5)						(5)				(5)
Equity-based compensation	3						3				3
Net (loss) income	(91)							(91)			(91)
Other comprehensive (loss) income, net of tax	(7)								(7)		(7)
Ending balance at Mar. 31, 2022	1,233						2,558	(1,156)	(169)	1	1,234
Ending balance (in shares) at Mar. 31, 2022		36,000,000	8,413,972	800,000	0	0
Beginning balance at Dec. 31, 2021	1,333						2,560	(1,065)	(162)	1	1,334
Beginning balance (in shares) at Dec. 31, 2021		36,000,000	8,413,972	800,000
Other comprehensive loss, net of tax, prior to reverse recapitalization									(47)
Net (loss) income											(93)
Other comprehensive (loss) income, net of tax											(76)
Ending balance at Jun. 30, 2022	86						244	(128)	(30)	1,180	1,266
Ending balance (in shares) at Jun. 30, 2022		0	0	0	56,945,033	394,448,481
Beginning balance at Mar. 31, 2022	1,233						2,558	(1,156)	(169)	1	1,234
Beginning balance (in shares) at Mar. 31, 2022		36,000,000	8,413,972	800,000	0	0
Dividend on preferred shares (see note 17)	(3)						(3)				(3)
Equity-based compensation prior to reverse recapitalization	2						2				2
Additional shares issued to Expedia (See notes 7 and 8)	6						6				6
Additional shares issued to Expedia (See notes 7 and 8) (in shares)			59,111
Net loss prior to reverse recapitalization	(30)							(30)			(30)
Other comprehensive loss, net of tax, prior to reverse recapitalization	(40)								(40)		(40)
Reverse recapitalization, net (see note 6)	(1,102)						(2,322)	1,037	183	1,197	95
Reverse recapitalization, net (see note 6) (In shares)		(36,000,000)	(8,473,083)	(800,000)	56,945,033	394,448,481
Net (loss) income											(2)
Other comprehensive (loss) income, net of tax											(69)
Equity-based compensation after the reverse recapitalization	3						3				3
Net income after the reverse recapitalization	21							21		7	28
Other comprehensive loss, net of tax, after the reverse recapitalization	(4)								(4)	(25)	(29)
Ending balance at Jun. 30, 2022	$ 86						$ 244	$ (128)	$ (30)	$ 1,180	$ 1,266
Ending balance (in shares) at Jun. 30, 2022		0	0	0	56,945,033	394,448,481